                                         [JANUS LOGO]

                   Janus Aspen Series

                   Institutional Shares


                              PROSPECTUS

                              MAY 1, 2000

                              Growth Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                Growth Portfolio (the "Portfolio") is a mutual fund in Janus Aspen Series, and is described in this prospectus. The Portfolio currently offers three classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.


                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Growth Portfolio.........................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Growth Portfolio.........................................    5
                   General portfolio policies...............................    6
                   Risks for Growth Portfolio...............................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses and expense limits...................   10
                   Investment personnel.....................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   14
                   Frequent trading.........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY
                   Glossary of investment terms.............................   17



                                                            Table of contents  1

Risk return summary

GROWTH PORTFOLIO

          The Growth Portfolio is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.


1. WHAT IS THE INVESTMENT OBJECTIVE OF GROWTH PORTFOLIO?


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          - GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GROWTH PORTFOLIO?



          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find such investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.


          Growth Portfolio invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.


3. WHAT ARE THE MAIN RISKS OF INVESTING IN GROWTH PORTFOLIO?



          The biggest risk of investing in this Portfolio is that the Portfolio's returns may vary, and you could lose money. If you are considering investing in the Portfolio, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you would get back less money.


          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Growth Portfolio by showing how Growth Portfolio's performance has varied over time. The bar charts depict the change in performance from year-to-year during the period indicated, but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual Returns for Periods Ended 12/31

                             2.76%   30.17%   18.45%   22.75%   35.66%    43.98%
                              1994    1995     1996     1997     1998      1999

           Best Quarter 4th-1998  27.71%  Worst Quarter 3rd-1998 (10.92%)


                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------



                                                                                               Since Inception
                                                                          1 year    5 years       (9/13/93)
                Growth Portfolio - Institutional Shares                   43.98%    29.89%         24.28%
                S&P 500 Index*                                            21.03%    28.54%         22.68%
                                                                      ----------------------------------------


           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          Growth Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                           Management      Other      Total Annual Fund
                                              Fee         Expenses    Operating Expenses*
    Growth Portfolio                         0.65%          0.02%          0.67%


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   * Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth Portfolio. Expenses are shown without the effect of any expense offset arrangements.

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   EXAMPLE:

   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Growth Portfolio                                                $68       $214       $373        $835


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                                      Investment objective, principal investment
                                                 strategies and risks

          Growth Portfolio has a similar investment objective and similar principal investment strategies to Janus Fund. Although it is anticipated that the Portfolio and Janus Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of Growth Portfolio and Janus Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Growth Portfolio, its principal investment strategies and certain risks of investing in Growth Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 8-9 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

The following questions and answers are designed to help you better understand Growth Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


          The Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments will be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest.

              Investment objective, principal investment strategies and risks  5

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although Growth Portfolio does not emphasize companies of any particular size, a Portfolio with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES


          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity.

          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Growth Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)



          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return


          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 6 Janus Aspen Series

          FOREIGN SECURITIES
          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR GROWTH PORTFOLIO


          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.


The following questions and answers are designed to help you better understand some of the risks of investing in Growth Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Aspen Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.



          Please refer to the SAI for a description of bond rating categories.


5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?


          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.




              Investment objective, principal investment strategies and risks  9

Management of the portfolio

INVESTMENT ADVISER


          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.


          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES AND EXPENSE LIMITS


          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. For the fiscal year ending December 31, 1999, the Portfolio paid Janus Capital a management fee equal to 0.67% of average daily net assets. Effective May 1, 2000, the Portfolio's management fee has been changed to 0.65% of average daily net assets.


 10 Janus Aspen Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGER


BLAINE P. ROLLINS

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            is Executive Vice President and portfolio manager of Growth Portfolio as of January 2000. He previously managed Balanced Portfolio from May 1996 to December 1999 and Equity Income Portfolio from its inception to December 1999. Mr. Rollins joined Janus Capital in 1990 and has managed Janus Fund since January 2000, Janus Balanced Fund from January 1996 until December 1999 and Janus Equity Income Fund from inception until December 1999. He was an assistant portfolio manager of Janus Fund from January 1994 until December 1999. He gained experience as a fixed-income trader and equity research analyst prior to managing Balanced Portfolio. He holds a Bachelor of Science in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.



ASSISTANT PORTFOLIO MANAGERS


DAVID C. DECKER
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            is an assistant portfolio manager of Growth Portfolio. He is also an assistant portfolio manager of Janus Fund. He is Executive Vice President and portfolio manager of Strategic Value Portfolio, Janus Strategic Value Fund and Janus Special Situations Fund, each of which he has managed since its inception. He obtained a Masters of Business Administration in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.



KAREN L. REIDY

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            is an assistant portfolio manager of Growth Portfolio and Janus Fund since 1998. She is Executive Vice President and portfolio manager of Balanced Portfolio and Equity Income Portfolio as of January 2000. She also manages Janus Balanced Fund and Equity Income Fund as of January 2000. Prior to joining Janus Capital in 1995, she worked for Price Waterhouse as a manager in both the Mergers and Acquisitions and Audit business units. In this capacity, Ms. Reidy performed due diligence work for corporate clients and oversaw audit engagements. She received an undergraduate degree in Accounting from the University of Colorado in 1989 and passed the CPA exam in 1992. She has earned the right to use the Chartered Financial Analyst designation.



JOHN H. SCHREIBER

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            is an assistant portfolio manager of Growth Portfolio. Mr. Schreiber joined Janus in 1997 as an equity research analyst. Prior to joining Janus Capital, he was an equity analyst with Fidelity Investments. Mr. Schreiber holds a Bachelor of Science degree in Mechanical Engineering from the University of Washington and a Master of Business Administration from Harvard University.


                                                 Management of the portfolio  11

Other information

          CLASSES OF SHARES


          The Portfolio offers three classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Retirement Shares of the Portfolio are offered only to qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or the Retirement Shares, please call 1-800-525-0020.



          During the third quarter of 2000, the Retirement Shares shareholders will be asked to approve the spin-off of the Retirement Shares into a separate Delaware business trust, Janus Adviser Series. In connection with this spin-off, the Portfolio will distribute all of its ordinary income and capital gain income earned through the date of the spin-off. The distributions will be made for all classes, including Institutional Shares. It is anticipated that the spin-off and distributions will occur during the third quarter of 2000.


          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Retirement Shares of the Portfolio (offered through a separate prospectus) are available to certain qualified plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.


          DISTRIBUTION OF THE PORTFOLIO



          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.


          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.


          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of Growth Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO


          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.



          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.


          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.


          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.


REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 14 Janus Aspen Series

FREQUENT TRADING



          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into a Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights


          The financial highlights table is intended to help you understand Growth Portfolio's financial performance for each of the five most recent fiscal years. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.



  GROWTH PORTFOLIO - INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Periods ending December 31
                                                                   1999          1998          1997        1996        1995
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $23.54         $18.48      $15.51      $13.45      $10.57
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.07           0.05        0.15        0.17        0.28
  3. Net gains or losses on securities (both realized and
     unrealized)                                                     10.24           6.36        3.34        2.29        2.90
  4. Total from investment operations                                10.31           6.41        3.49        2.46        3.18
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.06)         (0.05)      (0.15)      (0.17)      (0.30)
  6. Dividends (in excess of net investment income)                     --             --          --          --          --
  7. Distributions (from capital gains)                             (0.14)         (1.30)      (0.37)      (0.23)          --
  8. Distributions (in excess of realized gains)                        --             --          --          --          --
  9. Tax return of capital distributions                                --             --          --          --          --
 10. Total distributions                                            (0.20)         (1.35)      (0.52)      (0.40)      (0.30)
 11. NET ASSET VALUE, END OF PERIOD                                 $33.65         $23.54      $18.48      $15.51      $13.45
 12. Total return                                                   43.98%         35.66%      22.75%      18.45%      30.17%
 13. Net assets, end of period (in thousands)                   $2,942,649     $1,103,549    $608,281    $325,789    $126,911
 14. Average net assets for the period (in thousands)           $1,775,373       $789,454    $477,914    $216,125     $77,344
 15. Ratio of gross expenses to average net assets                   0.67%(1)       0.68%(1)    0.70%(1)    0.69%(1)    0.78%(1)
 16. Ratio of net expenses to average net assets                     0.67%          0.68%       0.69%       0.69%       0.76%
 17. Ratio of net investment income to average net assets            0.30%          0.26%       0.91%       1.39%       1.24%
 18. Portfolio turnover rate                                           53%            73%        122%         87%        185%
-----------------------------------------------------------------------------------------------------------------------------



(1) The ratio was 0.69% in 1999, 0.75% in 1998, 0.78% in 1997, 0.83% in 1996 and
    0.98% in 1995 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Fund.


 16 Janus Aspen Series

                                                    Glossary of investment terms


          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.


I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."


          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 18 Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

                                                Glossary of investment terms  19
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

 20 Janus Aspen Series

                                         [JANUS LOGO]

                   Janus Aspen Series

                   Institutional Shares


                              PROSPECTUS

                              MAY 1, 2000

                              Aggressive Growth Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                Aggressive Growth (the "Portfolio") is a mutual fund in Janus Aspen Series, and is described in this prospectus. The Portfolio currently offers three classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.


                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Aggressive Growth Portfolio..............................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Aggressive Growth Portfolio..............................    5
                   General portfolio policies...............................    7
                   Risks for Aggressive Growth Portfolio....................    9
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   11
                   Management expenses and expense limits...................   11
                   Investment personnel.....................................   12
                OTHER INFORMATION...........................................   13
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   14
                   Taxes....................................................   14
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   15
                   Purchases................................................   15
                   Redemptions..............................................   15
                   Frequent trading.........................................   16
                   Shareholder communications...............................   16
                FINANCIAL HIGHLIGHTS........................................   17
                GLOSSARY
                   Glossary of investment terms.............................   18



                                                            Table of contents  1

Risk return summary

AGGRESSIVE GROWTH PORTFOLIO

          The Portfolio is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.


1. WHAT IS THE INVESTMENT OBJECTIVE OF AGGRESSIVE GROWTH PORTFOLIO?


--------------------------------------------------------------------------------

          - AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF AGGRESSIVE GROWTH PORTFOLIO?



          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find such investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.


          Aggressive Growth Portfolio invests primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.


3. WHAT ARE THE MAIN RISKS OF INVESTING IN AGGRESSIVE GROWTH PORTFOLIO?



          The biggest risk of investing in this Portfolio is that its returns may vary, and you could lose money. If you are considering investing in the Portfolio, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you would get back less money.



          The Portfolio is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.


          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Aggressive Growth Portfolio by showing how Aggressive Growth Portfolio's performance has varied over time. The bar chart depicts the change in performance from year-to-year during the period indicated, but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.


           AGGRESSIVE GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual Returns for Periods Ended 12/31

                             16.33%  27.48%    7.95%   12.66%   34.26%   125.40%
                              1994    1995     1996     1997     1998      1999

           Best Quarter 4th-1999  59.34%  Worst Quarter 3rd-1998 (14.98%)


                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------



                                                                                               Since Inception
                                                                         1 year     5 years       (9/13/93)
                Aggressive Growth Portfolio - Institutional Shares       125.40%    36.23%         34.42%
                S&P MidCap 400 Index*                                     14.72%    23.05%         18.08%
                                                                     -----------------------------------------


           * The S&P 400 Mid Cap Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

          Aggressive Growth Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                                                      Total Annual Fund
                                           Management      Other          Operating
                                              Fee         Expenses        Expenses*
    Aggressive Growth Portfolio              0.65%          0.02%          0.67%


--------------------------------------------------------------------------------

   * Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth Portfolio. Expenses are shown without the effect of any expense offset arrangements.

--------------------------------------------------------------------------------

   EXAMPLE:

   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Aggressive Growth Portfolio                                     $68       $214       $373        $835


 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks


          Aggressive Growth Portfolio has a similar investment objective and similar principal investment strategies to Janus Enterprise Fund. Although it is anticipated that the Portfolio and Janus Enterprise Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Enterprise Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


          This section takes a closer look at the investment objective of Aggressive Growth Portfolio, its principal investment strategies and certain risks of investing in Aggressive Growth Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.


          Please carefully review the "Risks" section of this Prospectus on pages 9-10 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.


          Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalization within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion.


The following questions and answers are designed to help you better understand Aggressive Growth Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


          The Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments will be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

              Investment objective, principal investment strategies and risks  5

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Aggressive Growth Portfolio.

 6 Janus Aspen Series

GENERAL PORTFOLIO POLICIES


          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity.

          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Aggressive Growth Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)



          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return


          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

              Investment objective, principal investment strategies and risks  7

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

 8 Janus Aspen Series

RISKS FOR AGGRESSIVE GROWTH PORTFOLIO


          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.


The following questions and answers are designed to help you better understand some of the risks of investing in Aggressive Growth Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW DOES THE NONDIVERSIFIED STATUS OF AGGRESSIVE GROWTH PORTFOLIO AFFECT ITS RISK?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may

              Investment objective, principal investment strategies and risks  9 take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.



          Please refer to the SAI for a description of bond rating categories.


5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?


          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.


 10 Janus Aspen Series

                                                     Management of the portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES AND EXPENSE LIMITS


          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. For the fiscal year ending December 31, 1999, the Portfolio paid Janus Capital a management fee equal to 0.68% of average daily net assets. Effective May 1, 2000, the Portfolio's management fee has been changed to 0.65% of average daily net assets.


                                                 Management of the portfolio  11

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

JAMES P. GOFF
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Aggressive Growth Portfolio, which he has managed since inception. Mr. Goff joined Janus Capital in 1988 and has managed Janus Enterprise Fund since its inception. Mr. Goff co-managed or managed Janus Venture Fund from December 1993 to February 1, 1997. He holds a Bachelor of Arts in Economics from Yale University. He has earned the right to use the Chartered Financial Analyst designation.



ASSISTANT PORTFOLIO MANAGERS



MATTHEW A. ANKRUM

--------------------------------------------------------------------------------

            is an assistant portfolio manager of Aggressive Growth Portfolio. He is also assistant portfolio manager of Janus Enterprise Fund. Mr. Ankrum joined Janus Capital as an intern in June 1996, and became an equity research analyst in August 1997. Prior to joining Janus, Mr. Ankrum worked as a corporate finance analyst at William Blair and Company from 1993 through 1995. He was also a fixed-income research analyst at Conseco Capital Management. Mr. Ankrum has an undergraduate degree in Business Administration from the University of Wisconsin and a Master of Business Administration from the University of Chicago. Mr. Ankrum has earned the right to use the Chartered Financial Analyst designation.


RON SACHS
--------------------------------------------------------------------------------

            is an assistant portfolio manager of Aggressive Growth Portfolio. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Prior to coming to Janus, he worked as a consultant for Bain & Company and as an attorney for Willkie, Farr & Gallagher. Mr. Sachs graduated from Princeton cum laude with an undergraduate degree in economics. He obtained his law degree from the University of Michigan. Mr. Sachs has earned the right to use the Chartered Financial Analyst designation.


 12 Janus Aspen Series

                                                               Other information

          CLASSES OF SHARES


          The Portfolio offers three classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Services Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Retirement Shares of the Portfolio are offered only to qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or the Retirement Shares, please call 1-800-525-0020.



          During the third quarter of 2000, the Retirement Shares shareholders will be asked to approve the spin-off of the Retirement Shares into a separate Delaware business trust, Janus Adviser Series. In connection with this spin-off, the Portfolio will distribute all of its ordinary income and capital gain income earned through the date of the spin-off. The distributions will be made for all classes, including Institutional Shares. It is anticipated that the spin-off and distributions will occur during the third quarter of 2000.


          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Retirement Shares of the Portfolio (offered through a separate prospectus) are available to certain qualified plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.


          DISTRIBUTION OF THE PORTFOLIO



          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  13

Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.


          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.


          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of a Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Aggressive Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of Aggressive Growth Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO


          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.



          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


 14 Janus Aspen Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.


          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.


          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.


REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

                                                         Shareholder's guide  15

FREQUENT TRADING



          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

 16 Janus Aspen Series

                                                            Financial highlights


          The financial highlights table is intended to help you understand Aggressive Growth Portfolio's financial performance for each of the five most recent fiscal years. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.



  AGGRESSIVE GROWTH PORTFOLIO - INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                                                Periods ending December 31
                                                                   1999         1998        1997        1996        1995
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $27.64      $20.55      $18.24      $17.08      $13.62
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                              --          --          --          --        0.24
  3. Net gains or losses on securities (both realized and
     unrealized)                                                     33.46        7.09        2.31        1.36        3.47
  4. Total from investment operations                                33.46        7.09        2.31        1.36        3.71
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                             --          --          --          --      (0.25)
  6. Dividends (in excess of net investment income)                     --          --          --          --          --
  7. Distributions (from capital gains)                             (1.40)          --          --      (0.19)          --
  8. Distributions (in excess of realized gains)                        --          --          --          --          --
  9. Tax return of capital distributions                                --          --          --      (0.01)          --
 10. Total distributions                                            (1.40)          --          --      (0.20)      (0.25)
 11. NET ASSET VALUE, END OF PERIOD                                 $59.70      $27.64      $20.55      $18.24      $17.08
 12. Total return                                                  125.40%      34.26%      12.66%       7.95%      27.48%
 13. Net assets, end of period (in thousands)                   $3,319,619    $772,943    $508,198    $383,693    $185,911
 14. Average net assets for the period (in thousands)           $1,476,445    $576,444    $418,464    $290,629    $107,582
 15. Ratio of gross expenses to average net assets                   0.70%(1)    0.75%(1)    0.76%(1)    0.76%(1)    0.86%(1)
 16. Ratio of net expenses to average net assets                     0.69%       0.75%       0.76%       0.76%       0.84%
 17. Ratio of net investment income to average net assets          (0.50%)     (0.36%)     (0.10%)     (0.27%)       0.58%
 18. Portfolio turnover rate                                          105%        132%        130%         88%        155%
--------------------------------------------------------------------------------------------------------------------------



(1) The ratio was 0.70% in 1999, 0.75% in 1998, 0.78% in 1997, 0.83% in 1996 and
    0.93% in 1995 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Enterprise Fund.


                                                        Financial highlights  17

Glossary of investment terms


          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.


I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."


          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 18 Janus Aspen Series

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  19

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

 20 Janus Aspen Series
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  21

                           [This page intentionally left blank]

 22 Janus Aspen Series

[JANUS LOGO]


        1-800-525-0020

        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review the Portfolio's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

[JANUS LOGO]


        1-800-525-0020

        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review the Portfolio's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736


                                         [JANUS LOGO]

                   Janus Aspen Series


                   Institutional Shares


                              PROSPECTUS

                              MAY 1, 2000

                              Capital Appreciation Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                Capital Appreciation (the "Portfolio") is a mutual fund in Janus Aspen Series, and is described in this prospectus. The Portfolio currently offers three classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.


                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Capital Appreciation Portfolio...........................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Capital Appreciation Portfolio...........................    5
                   General portfolio policies...............................    6
                   Risks for Capital Appreciation Portfolio.................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses and expense limits...................   10
                   Investment personnel.....................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   14
                   Frequent trading.........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY
                   Glossary of investment terms.............................   17



                                                            Table of contents  1

Risk return summary

CAPITAL APPRECIATION PORTFOLIO

          Capital Appreciation Portfolio is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION PORTFOLIO?

--------------------------------------------------------------------------------

          - CAPITAL APPRECIATION PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF CAPITAL APPRECIATION PORTFOLIO?


          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find such investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.


          Capital Appreciation Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN CAPITAL APPRECIATION PORTFOLIO?


          The biggest risk of investing in the Portfolio is that its returns may vary, and you could lose money. If you are considering investing in the Portfolio, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you would get back less money.



          The Portfolio is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.


          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Capital Appreciation Portfolio by showing how Capital Appreciation Portfolio's performance has varied over time. The bar chart depicts the performance during the period indicated, but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.


           CAPITAL APPRECIATION PORTFOLIO - INSTITUTIONAL SHARES

           Annual Returns for Periods Ended 12/31

                                                                58.11%    67.00%
                                                                 1998      1999

           Best Quarter 4th-1999  41.77%  Worst Quarter 3rd-1998 (9.98%)


                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------



                                                                                           Since Inception
                                                                                 1 year       (5/1/97)
               Capital Appreciation Portfolio - Institutional Shares            67.00%        57.18%
               S&P 500 Index*                                                   21.03%        27.40%
                                                                             -----------------------------


           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          Capital Appreciation Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                                                      Total Annual Fund
                                           Management      Other          Operating
                                              Fee         Expenses        Expenses*
    Capital Appreciation Portfolio           0.65%          0.04%          0.69%


--------------------------------------------------------------------------------

   * Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Capital Appreciation Portfolio. Expenses are shown without the effect of any expense offset arrangements.

--------------------------------------------------------------------------------

   EXAMPLE:

   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Capital Appreciation Portfolio                                  $70       $221       $384        $859


 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks


          Capital Appreciation Portfolio has a similar investment objective and similar principal investment strategies to Janus Twenty Fund. Although it is anticipated that the Portfolio and Janus Twenty Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of Capital Appreciation Portfolio and Janus Twenty Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


          This section takes a closer look at the investment objective of Capital Appreciation Portfolio, its principal investment strategies and certain risks of investing in Capital Appreciation Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.


          Please carefully review the "Risks" section of this Prospectus on pages 8-9 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Capital Appreciation Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The following questions and answers are designed to help you better understand Capital Appreciation Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


          The Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments will be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.


3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although Capital Appreciation Portfolio does not emphasize companies of any

              Investment objective, principal investment strategies and risks 5 particular size, a Portfolio with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES


          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity.

          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Capital Appreciation Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)



          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return


          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 6 Janus Aspen Series

          FOREIGN SECURITIES
          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR CAPITAL APPRECIATION PORTFOLIO


          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.


The following questions and answers are designed to help you better understand some of the risks of investing in Capital Appreciation Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW DOES THE NONDIVERSIFIED STATUS OF CAPITAL APPRECIATION PORTFOLIO AFFECT ITS RISK?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may

 8 Janus Aspen Series
            take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.



          Please refer to the SAI for a description of bond rating categories.


5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?


          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.


              Investment objective, principal investment strategies and risks  9

Management of the portfolio

INVESTMENT ADVISER


          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.


          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES AND EXPENSE LIMITS


          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. For the fiscal year ending December 31, 1999, the Portfolio paid Janus Capital a management fee equal to 0.75% of average daily net assets. Effective May 1, 2000, the Portfolio's management fee has been changed to 0.65% of average daily net assets.


 10 Janus Aspen Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Capital Appreciation Portfolio, which he has managed since its inception.
            He is portfolio manager of Janus Twenty Fund, which he has managed since August 1997. He previously managed Janus Olympus
            Fund from its inception to August 1997. Mr. Schoelzel joined
            Janus Capital in January 1994. He holds a Bachelor of Arts in Business from Colorado College.

                                                 Management of the portfolio  11

Other information

          CLASSES OF SHARES


          The Portfolio offers three classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Retirement Shares of the Portfolio are offered only to qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or the Retirement Shares, please call 1-800-525-0020.



          During the third quarter of 2000, the Retirement Shares shareholders will be asked to approve the spin-off of the Retirement Shares into a separate Delaware business trust, Janus Adviser Series. In connection with this spin-off, the Portfolio will distribute all of its ordinary income and capital gain income earned through the date of the spin-off. The distributions will be made for all classes, including Institutional Shares. It is anticipated that the spin-off and distributions will occur during the third quarter of 2000.


          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Retirement Shares of the Portfolio (offered through a separate prospectus) are available to certain qualified plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.


          DISTRIBUTION OF THE PORTFOLIO



          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.


          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.


          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Capital Appreciation Portfolio declared a dividend in the amount of $0.25 per share. If the price of Capital Appreciation Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO


          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.



          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.


          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.


          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.


REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 14 Janus Aspen Series

FREQUENT TRADING



          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS


          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


                                                         Shareholder's guide  15

Financial highlights


          The financial highlights tables are intended to help you understand Capital Appreciation Portfolio's financial performance for the life of the Portfolio. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.



 CAPITAL APPRECIATION PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------
                                                                   Periods ending December 31
                                                                  1999        1998      1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                         $19.94     $12.62      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                          0.12       0.01        0.05
  3. Net gains or losses on securities (both realized and
     unrealized)                                                   13.22       7.32        2.61
  4. Total from investment operations                              13.34       7.33        2.66
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                       (0.11)     (0.01)      (0.04)
  6. Dividends (in excess of net investment income)                   --         --          --
  7. Distributions (from capital gains)                               --         --          --
  8. Distributions (in excess of realized gains)                      --         --          --
  9. Tax return of capital distributions                              --         --          --
 10. Total distributions                                          (0.11)     (0.01)      (0.04)
 11. NET ASSET VALUE, END OF PERIOD                               $33.17     $19.94      $12.62
 12. Total return*                                                67.00%     58.11%      26.60%
 13. Net assets, end of period (in thousands)                   $626,611    $74,187      $6,833
 14. Average net assets for the period (in thousands)           $257,422    $25,964      $2,632
 15. Ratio of gross expenses to average net assets**               0.70%(2)   0.92%(2)    1.26%(2)
 16. Ratio of net expenses to average net assets**                 0.70%      0.91%       1.25%
 17. Ratio of net investment income to average net assets**        0.76%      0.27%       1.43%
 18. Portfolio turnover rate**                                       52%        91%        101%
------------------------------------------------------------------------------------------------


  * Total return not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.
(1) May 1, 1997 (inception) through December 31, 1997.

(2) The ratio was 0.79% in 1999, 0.97% in 1998 and 2.19% in 1997 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of the corresponding retail fund (Janus Olympus Fund until May 1, 1999, Janus Twenty Fund thereafter).


 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."


          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 18 Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

                                                Glossary of investment terms  19
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

 20 Janus Aspen Series

[JANUS LOGO]


        1-800-525-0020

        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com


You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.



The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review the Portfolio's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.


                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series

                   Institutional Shares


                              PROSPECTUS

                              MAY 1, 2000

                              Balanced Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                Balanced Portfolio (the "Portfolio") is a mutual fund in Janus Aspen Series, and is described in this prospectus. The Portfolio currently offers three classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.


                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Balanced Portfolio.......................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Balanced Portfolio.......................................    5
                   General portfolio policies...............................    6
                   Risks for Balanced Portfolio.............................    9
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   11
                   Management expenses and expense limits...................   11
                   Investment personnel.....................................   12
                OTHER INFORMATION...........................................   13
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   14
                   Taxes....................................................   14
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   15
                   Purchases................................................   15
                   Redemptions..............................................   15
                   Frequent trading.........................................   16
                   Shareholder communications...............................   16
                FINANCIAL HIGHLIGHTS........................................   17
                GLOSSARY
                   Glossary of investment terms.............................   18



                                                            Table of contents  1

Risk return summary

BALANCED PORTFOLIO

          Balanced Portfolio is designed for investors who primarily seek growth of capital with current income. It is not designed for investors who desire a consistent level of income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF BALANCED PORTFOLIO?

--------------------------------------------------------------------------------

          - BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

          The Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF BALANCED PORTFOLIO?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, she looks mostly for equity and income-producing securities that meet her investment criteria one at a time. If the portfolio manager is unable to find such investments, much of the Portfolio's assets may be in cash or similar investments.

          Balanced Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN BALANCED PORTFOLIO?


          The biggest risk of investing in this Portfolio is that its returns may vary, and you could lose money. If you are considering investing in Balanced Portfolio, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's NAV will also decrease, which means if you sell your shares in the Portfolio you would get back less money.


          The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk to the income component is that the value of these securities will fall if interest rates rise. Generally, the value of a fixed-income portfolio will decrease when interest rates rise, which means the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

          An investment in this Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Balanced Portfolio by showing how Balanced Portfolio's performance has varied over time. The bar chart depicts the change in performance from year-to-year during the period indicated, but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Shares of the Portfolio for the period indicated to a broad-based securities market index.

           BALANCED PORTFOLIO - INSTITUTIONAL SHARES

           Annual Returns for Periods Ended 12/31

                             0.84%   24.79%   16.18%   22.10%   34.28%    26.76%
                              1994    1995     1996     1997     1998      1999

           Best Quarter 4th-1998  20.32%  Worst Quarter 3rd-1998 (4.97%)


                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------



                                                                                                Since Inception
                                                                          1 year     5 years       (9/13/93)
                Balanced Portfolio - Institutional Shares                  26.76%    24.68%         20.62%
                S&P 500 Index*                                             21.03%    28.54%         22.68%
                Lehman Brothers Gov't/Corp Bond Index**                   (2.15%)     7.61%          5.40%
                                                                      -----------------------------------------


           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.
          ** Lehman Brothers Gov't/Corp Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.

          Balanced Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                           Management      Other      Total Annual Fund
                                              Fee         Expenses   Operating Expenses*
    Balanced Portfolio                       0.65%          0.02%          0.67%


--------------------------------------------------------------------------------

   * Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Balanced Portfolio. Expenses are shown without the effect of any expense offset arrangements.

--------------------------------------------------------------------------------

   EXAMPLE:

   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Balanced Portfolio                                              $68       $214       $373        $835


 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Balanced Portfolio has a similar investment objective and similar principal investment strategies to Janus Balanced Fund. Although it is anticipated that the Portfolio and Janus Balanced Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Balanced Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Balanced Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 9-10 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.

The following questions and answers are designed to help you better understand Balanced Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


          The Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, she seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. She makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stock.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet her selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest.

              Investment objective, principal investment strategies and risks  5

3. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO'S HOLDINGS?


          Balanced Portfolio shifts assets between the growth and income components of its holdings based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component.


4. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO'S INVESTMENTS?


          The growth component of the Portfolio's investments is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.


5. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?


          The income component of Balanced Portfolio will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Portfolio if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.


6. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. A bond fund's average-weighted effective maturity and its duration are measures of how the fund may react to interest rate changes.

GENERAL PORTFOLIO POLICIES


          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


          CASH POSITION

          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when she is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.


 6 Janus Aspen Series

          OTHER TYPES OF INVESTMENTS
          Balanced Portfolio invests in domestic and foreign equity securities with varying degrees of emphasis on income which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)



          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return


          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the

              Investment objective, principal investment strategies and risks 7 portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

 8 Janus Aspen Series

RISKS FOR BALANCED PORTFOLIO


          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.


The following questions and answers are designed to help you better understand some of the risks of investing in Balanced Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

              Investment objective, principal investment strategies and risks  9

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.



          Please refer to the SAI for a description of bond rating categories.



4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?



          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.


 10 Janus Aspen Series

                                                     Management of the portfolio

INVESTMENT ADVISER


          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.


          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES AND EXPENSE LIMITS


          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. For the fiscal year ending December 31, 1999, the Portfolio paid Janus Capital a management fee equal to 0.67% of average daily net assets. Effective May 1, 2000, the Portfolio's management fee has been changed to 0.65% of average daily net assets.


                                                 Management of the portfolio  11

INVESTMENT PERSONNEL

PORTFOLIO MANAGER


KAREN L. REIDY

--------------------------------------------------------------------------------

            is Executive Vice President, portfolio manager of Balanced Portfolio and Equity Income Portfolio as of January 2000 and an assistant portfolio manager for Growth Portfolio since 1998. She also manages Janus Balanced Fund and Equity Income Fund as of January 2000. She is also assistant portfolio manager of Janus Fund. Prior to joining Janus Capital in 1995, she worked for Price Waterhouse as a manager in both the Mergers and Acquisitions and Audit business units. In this capacity, Ms. Reidy performed due diligence work for corporate clients and oversaw audit engagements. She received an undergraduate degree in Accounting from the University of Colorado in 1989 and passed the CPA exam in 1992. She has earned the right to use the Chartered Financial Analyst designation.


 12 Janus Aspen Series

                                                               Other information

          CLASSES OF SHARES


          The Portfolio offers three classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Retirement Shares of the Portfolio are offered only to qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or the Retirement Shares, please call 1-800-525-0020.



          During the third quarter of 2000, the Retirement Shares shareholders will be asked to approve the spin-off of the Retirement Shares into a separate Delaware business trust, Janus Adviser Series. In connection with this spin-off, the Portfolio will distribute all of its ordinary income and capital gain income earned through the date of the spin-off. The distributions will be made for all classes, including Institutional Shares. It is anticipated that the spin-off and distributions will occur during the third quarter of 2000.


          CONFLICTS OF INTEREST


          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Retirement Shares of the Portfolio (offered through a separate prospectus) are available to certain qualified plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.



          DISTRIBUTION OF THE PORTFOLIO



          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  13

Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.


          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.


          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Balanced Portfolio declared a dividend in the amount of $0.25 per share. If the price of Balanced Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO


          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.



          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


 14 Janus Aspen Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.


          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.


          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.


REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

                                                         Shareholder's guide  15

FREQUENT TRADING



          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS


          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


 16 Janus Aspen Series

                                                            Financial highlights


          The financial highlights table is intended to help you understand Balanced Portfolio's financial performance for each of the five most recent fiscal years. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.



  BALANCED PORTFOLIO - INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                                                Periods ending December 31
                                                                   1999         1998        1997        1996        1995
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $22.50      $17.47      $14.77     $13.03      $10.63
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.59        0.39        0.34       0.32        0.17
  3. Net gains (or losses) on securities (both realized and
     unrealized)                                                      5.38        5.51        2.89       1.81        2.45
  4. Total from investment operations                                 5.97        5.90        3.23       2.13        2.62
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.56)      (0.38)      (0.35)     (0.30)      (0.22)
  6. Dividends (in excess of net investment income)                     --          --          --         --          --
  7. Distributions (from capital gains)                                 --      (0.45)      (0.18)     (0.09)          --
  8. Distributions (in excess of realized gains)                        --      (0.04)          --         --          --
  9. Tax return of capital distributions                                --          --          --         --          --
 10. Total distributions                                            (0.56)      (0.87)      (0.53)     (0.39)      (0.22)
 11. NET ASSET VALUE, END OF PERIOD                                 $27.91      $22.50      $17.47     $14.77      $13.03
 12. Total return                                                   26.76%      34.28%      22.10%     16.18%      24.79%
 13. Net assets, end of period (in thousands)                   $2,453,079    $882,495    $362,409    $85,480     $14,021
 14. Average net assets for the period (in thousands)           $1,583,635    $555,002    $176,432    $43,414      $5,739
 15. Ratio of gross expenses to average net assets                   0.69%(1)    0.74%(1)    0.83%(1)   0.94%(1)    1.37%(1)
 16. Ratio of net expenses to average net assets                     0.69%       0.74%       0.82%      0.92%       1.30%
 17. Ratio of net investment income to average net assets            2.86%       2.41%       2.87%      2.92%       2.41%
 18. Portfolio turnover rate                                           92%         70%        139%       103%        149%
--------------------------------------------------------------------------------------------------------------------------



(1) The ratio was 0.69% in 1999, 0.74% in 1998, 0.83% in 1997, 1.07% in 1996 and
    1.55% in 1995 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Balanced Fund.


                                                        Financial highlights  17

Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."


          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 18 Janus Aspen Series

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  19

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

 20 Janus Aspen Series
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  21

[JANUS LOGO]


        1-800-525-0020

        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com


You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.



The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review the Portfolio's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.


                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2000

                              Equity Income Portfolio


                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                Equity Income Portfolio (the "Portfolio") is a mutual fund in Janus Aspen Series and is described in this prospectus. The Portfolio currently offers three classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.



                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.



                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Equity Income Portfolio..................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Equity Income Portfolio..................................    5
                   General portfolio policies...............................    6
                   Risks for Equity Income Portfolio........................    9
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   11
                   Management expenses and expense limits...................   11
                   Investment personnel.....................................   12
                OTHER INFORMATION...........................................   13
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   14
                   Taxes....................................................   14
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   15
                   Purchases................................................   15
                   Redemptions..............................................   15
                   Frequent trading.........................................   16
                   Shareholder communications...............................   16
                FINANCIAL HIGHLIGHTS........................................   17
                GLOSSARY
                   Glossary of investment terms.............................   18



                                                            Table of contents  1

Risk return summary


EQUITY INCOME PORTFOLIO



          Equity Income Portfolio is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.



1. WHAT IS THE INVESTMENT OBJECTIVE OF EQUITY INCOME PORTFOLIO?


--------------------------------------------------------------------------------


          - EQUITY INCOME PORTFOLIO seeks current income and long-term growth of capital.



          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF EQUITY INCOME PORTFOLIO?



          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, she looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.



          Equity Income Portfolio normally emphasizes investments in common stocks, and growth potential is a significant investment consideration. Normally, it invests at least 65% of its assets in income-producing equity securities.



3. WHAT ARE THE MAIN RISKS OF INVESTING IN EQUITY INCOME PORTFOLIO?



          The biggest risk of investing in this Portfolio is that its returns may vary, and you could lose money. If you are considering investing in Equity Income Portfolio, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you would get back less money.



          The income component of Equity Income Portfolio includes fixed-income securities. A fundamental risk to the income component is that the value of these securities will fall if interest rates rise. Generally, the value of a fixed-income portfolio will decrease when interest rates rise, which means the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.



          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



          The following information provides some indication of the risks of investing in Equity Income Portfolio by showing how Equity Income Portfolio's performance has varied over time. The bar chart depicts the change in performance from year-to-year during the period indicated, but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total


 2 Janus Aspen Series
          return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.


           EQUITY INCOME PORTFOLIO - INSTITUTIONAL SHARES

           Annual Returns for Periods Ended 12/31

                                                                46.24%    41.58%
                                                                 1998      1999

           Best Quarter 4th-1998  28.51%  Worst Quarter 3rd-1998 (7.18%)

                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------

                                                                                           Since Inception
                                                                                 1 year       (5/1/97)
                Equity Income Portfolio - Institutional Shares                   41.58%        46.87%
                S&P 500 Index*                                                   21.03%        27.40%
                                                                             -----------------------------

          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.


          Equity Income Portfolio's past performance does not necessarily indicate how it will perform in the future.


                                                          Risk return summary  3

FEES AND EXPENSES


          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.



          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                                                 Total Annual Fund                          Total Annual Fund
                                        Management    Other      Operating Expenses                        Operating Expenses
                                           Fee       Expenses     Without Waivers*      Total Waivers        With Waivers*
    Equity Income Portfolio                0.65%       0.63%           1.28%               0.03%                1.25%


--------------------------------------------------------------------------------

   * Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Equity Income Portfolio. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.

--------------------------------------------------------------------------------

   EXAMPLE:

   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS (IF ANY). This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Equity Income Portfolio                                        $130      $  406     $  702      $1,545


 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks



          Equity Income Portfolio has a similar investment objective and similar principal investment strategies to Janus Equity Income Fund. Although it is anticipated that the Portfolio and Janus Equity Income Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Equity Income Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.



INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



          This section takes a closer look at the investment objective of Equity Income Portfolio, its principal investment strategies and certain risks of investing in Equity Income Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.


          Please carefully review the "Risks" section of this Prospectus on pages 9-10 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.


          Equity Income Portfolio seeks current income and long-term growth of capital. It pursues its objective by normally emphasizing investments in common stock, and growth potential is a significant investment consideration. The Portfolio tries to provide a lower level of volatility than the S&P 500 Index. Normally, it invests at least 65% of its assets in income-producing equity securities including common and preferred stocks, warrants and securities that are convertible to common or preferred stocks.



The following questions and answers are designed to help you better understand Equity Income Portfolio's principal investment strategies.


1. HOW ARE COMMON STOCKS SELECTED?


          The Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, she seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. She makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stock.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


          Generally, yes. The portfolio manager seeks companies that meet her selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.


3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number


              Investment objective, principal investment strategies and risks 5 of its shares outstanding. Although Equity Income Portfolio does not emphasize companies of any particular size, a Portfolio with a larger asset base are more likely to invest in larger, more established issuers.



4. HOW DOES EQUITY INCOME PORTFOLIO TRY TO LIMIT PORTFOLIO VOLATILITY?


          Equity Income Portfolio seeks to provide a lower level of volatility than the stock market at large, as measured by the S&P 500. The lower volatility sought by this Portfolio is expected to result primarily from investments in dividend-paying common stocks and other equity securities characterized by relatively greater price stability. The greater price stability sought by Equity Income Portfolio may be characteristic of companies that generate above average free cash flows. A company may use free cash flows for a number of purposes including commencing or increasing dividend payments, repurchasing its own stock or retiring outstanding debt. The portfolio manager also considers growth potential in selecting this Portfolio's securities and may hold securities selected solely for their growth potential.


5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF EQUITY INCOME PORTFOLIO?



          The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.



6. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?



          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. A bond fund's average-weighted effective maturity and its duration are measures of how the fund may react to interest rate changes.



GENERAL PORTFOLIO POLICIES



          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


          CASH POSITION

          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when she is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity.



          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.


 6 Janus Aspen Series

          OTHER TYPES OF INVESTMENTS

          Equity Income Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:


          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)


          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis


          ILLIQUID INVESTMENTS


          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


          FOREIGN SECURITIES

          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.


          SPECIAL SITUATIONS

          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


          PORTFOLIO TURNOVER

          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the



              Investment objective, principal investment strategies and risks 7 portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.


 8 Janus Aspen Series

RISKS FOR EQUITY INCOME PORTFOLIO



          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.



The following questions and answers are designed to help you better understand some of the risks of investing in Equity Income Portfolio.



1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?



          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:



          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.



          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.


          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


              Investment objective, principal investment strategies and risks  9

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.



          Please refer to the SAI for a description of bond rating categories.



4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?



          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.


 10 Janus Aspen Series

                                                     Management of the portfolio


INVESTMENT ADVISER


          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.


          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.



          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.


MANAGEMENT EXPENSES AND EXPENSE LIMITS


          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Portfolio is subject to the following management fee schedule (expressed as an annual rate). In addition, the Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.



                                                          Average Daily
                                                           Net Assets         Annual Rate      Expense Limit
     Fee Schedule                                         of Portfolio       Percentage (%)    Percentage (%)
     Equity Income Portfolio                            All Asset Levels          0.65              1.25(1)
-------------------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Portfolios' expenses as indicated until at least the next annual renewal of the advisory agreements.



          For the fiscal year ended December 31, 1999, the Portfolio paid Janus Capital a management fee equal to 0.75% of average net assets.



                                                 Management of the portfolio  11

INVESTMENT PERSONNEL


PORTFOLIO MANAGER



KAREN L. REIDY

--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Balanced Portfolio and Equity Income Portfolio as of January 2000, and an assistant portfolio manager of Growth Portfolio since 1998. She also manages Janus Balanced Fund and Janus Equity Income Fund as of January 2000. She is also assistant portfolio manager of Janus Fund. Prior to joining Janus Capital in 1995, she worked for Price Waterhouse as a manager in both the Mergers and Acquisitions and Audit business units. In this capacity, Ms.
            Reidy performed due diligence work for corporate clients and oversaw audit engagements. She received an undergraduate degree in Accounting from the University of Colorado in 1989 and passed the CPA exam in 1992. She has earned the right to use the Chartered Financial Analyst designation.

 12 Janus Aspen Series

                                                               Other information

          CLASSES OF SHARES


          The Portfolio currently offers three classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Retirement Shares of the Portfolio are offered only to qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services provided to plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or the Retirement Shares, please call 1-800-525-0020.



          During the third quarter of 2000, the Retirement Shares shareholders will be asked to approve the spin-off of the Retirement Shares into a separate Delaware business trust, Janus Adviser Series. In connection with this spin-off, the Portfolio will distribute all of its ordinary income and capital gain income earned through the date of the spin-off. The distributions will be made for all classes, including Institutional Shares. It is anticipated that the spin-off and distributions will occur during the third quarter of 2000.


          CONFLICTS OF INTEREST


          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Retirement Shares of the Portfolio (offered through a separate prospectus) are available to certain qualified plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.



          DISTRIBUTION OF THE PORTFOLIO



          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  13

Distributions and taxes

DISTRIBUTIONS


          To avoid taxation of the Portfolio the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.



          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.


          HOW DISTRIBUTIONS AFFECT NAV


          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Equity Income Portfolio declared a dividend in the amount of $0.25 per share. If the price of Equity Income Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.



TAXES


          TAXES ON DISTRIBUTIONS


          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.



          TAXATION OF THE PORTFOLIO



          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.



          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


 14 Janus Aspen Series

                                                             Shareholder's guide


          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.


PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.



          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.



PURCHASES



          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.



          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.


REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.


          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


                                                         Shareholder's guide  15

FREQUENT TRADING


          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS


          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


 16 Janus Aspen Series

                                                            Financial highlights


          The financial highlights table is intended to help you understand Equity Income Portfolio's financial performance for the life of the Portfolio. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.



  EQUITY INCOME PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------
                                                                   Periods ending December 31
                                                                  1999        1998      1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                        $19.41      $13.46      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                         0.07        0.02        0.01
  3. Net gains (or losses) on securities (both realized and
     unrealized)                                                   7.99        6.16        3.46
  4. Total from investment operations                              8.06        6.18        3.47
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                      (0.06)      (0.02)      (0.01)
  6. Dividends (in excess of net investment income)                  --          --          --
  7. Distributions (from capital gains)                          (0.09)      (0.21)          --
  8. Distributions (in excess of realized gains)                     --          --          --
  9. Tax return of capital distributions                             --          --          --
 10. Total distributions                                         (0.15)      (0.23)      (0.01)
 11. NET ASSET VALUE, END OF PERIOD                              $27.32      $19.41      $13.46
 12. Total return*                                               41.58%      46.24%      34.70%
 13. Net assets, end of period (in thousands)                   $18,975      $9,017      $3,047
 14. Average net assets for the period (in thousands)           $14,663      $5,629      $1,101
 15. Ratio of gross expenses to average net assets**              1.25%(2)    1.25%(2)    1.25%(2)
 16. Ratio of net expenses to average net assets**                1.25%       1.25%       1.25%
 17. Ratio of net investment income to average net assets**       0.31%       0.17%       0.35%
 18. Portfolio turnover rate**                                     114%         79%        128%
--------------------------------------------------------------------------------------------------


 * Total return not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.
(1) May 1, 1997 (inception) through December 31, 1997.

(2) The ratio was 1.38% in 1999, 1.86% in 1998 and 5.75% in 1997 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Equity Income Fund.


                                                        Financial highlights  17

Glossary of investment terms


          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.


I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."


          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 18 Janus Aspen Series

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.


          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.



          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.


          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  19

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.


          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES


          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.



          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

 20 Janus Aspen Series
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.


                                                Glossary of investment terms  21

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[JANUS LOGO]

        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com


You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.



The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review the Portfolio's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.


                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series

                   Institutional Shares


                              PROSPECTUS

                              MAY 1, 2000

                              Growth and Income Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                Growth and Income Portfolio (the "Portfolio") is a mutual fund of Janus Aspen Series, and is described in this prospectus. The Portfolio currently offers three classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.


                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Growth and Income Portfolio..............................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Growth and Income Portfolio..............................    5
                   General portfolio policies...............................    6
                   Risks for Growth and Income Portfolio....................    9
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   11
                   Management expenses and expense limits...................   11
                   Investment personnel.....................................   12
                OTHER INFORMATION...........................................   13
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   14
                   Taxes....................................................   14
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   15
                   Purchases................................................   15
                   Redemptions..............................................   15
                   Frequent trading.........................................   16
                   Shareholder communications...............................   16
                FINANCIAL HIGHLIGHTS........................................   17
                GLOSSARY
                   Glossary of investment terms.............................   18



                                                            Table of contents  1

Risk return summary

GROWTH AND INCOME PORTFOLIO

          Growth and Income Portfolio is designed for investors who primarily seek growth of capital with some emphasis on income. It is not designed for investors who desire a consistent level of income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF GROWTH AND INCOME PORTFOLIO?

--------------------------------------------------------------------------------

          - GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

          The Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GROWTH AND INCOME PORTFOLIO?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks mostly for equity and income-producing securities that meet his investment criteria one at a time. If the portfolio manager is unable to find such investments, much of the Portfolio's assets may be in cash or similar investments.

          Growth and Income Portfolio normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN GROWTH AND INCOME PORTFOLIO?


          The biggest risk of investing in this Portfolio is that its returns may vary, and you could lose money. If you are considering investing in Growth and Income Portfolio, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's NAV will also decrease, which means if you sell your shares in the Portfolio you would get back less money.


          The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk to the income component is that the value of these securities will fall if interest rates rise. Generally, the value of a fixed-income portfolio will decrease when interest rates rise, which means the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

          An investment in this Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Growth and Income Portfolio by showing how Growth and Income Portfolio's performance has varied over time. The bar chart depicts the change in performance from year-to-year during the period indicated, but does not include changes and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other changes that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.



           GROWTH AND INCOME PORTFOLIO


           Annual Returns for Periods Ended 12/31

                                                                          74.04%
                                                                           1999

           Best Quarter 4th-1999  38.39%  Worst Quarter 3rd-1999 4.30%


                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------



                                                                                          Since Inception
                                                                                1 year       (5/1/98)
                                                                                ------    ---------------
                Growth and Income Portfolio - Institutional Shares              74.04%        55.33%
                S&P 500 Index*                                                  21.03%        19.85%
                                                                                -------------------------



           * The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.



          Growth and Income Portfolio's past performance does not necessarily indicate how it will perform in the future.


                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                                                      Total Annual Fund
                                           Management      Other          Operating
                                              Fee         Expenses        Expenses*
    Growth and Income Portfolio              0.65%          0.40%          1.05%


--------------------------------------------------------------------------------

   * Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth and Income Portfolio. Expenses are shown without the effect of any expense offset arrangements.

--------------------------------------------------------------------------------

   EXAMPLE:

   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Growth and Income Portfolio                                    $107       $334      $  579      $1,283


 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Growth and Income Portfolio has a similar investment objective and similar principal investment strategies to Janus Growth and Income Fund.

          Although it is anticipated that the Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of Growth and Income Portfolio and Janus Growth and Income Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Growth and Income Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 7-8 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Growth and Income Portfolio seeks long-term capital growth and current income. It normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

The following questions and answers are designed to help you better understand Growth and Income Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


          The Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stock.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest.

              Investment objective, principal investment strategies and risks  5

3. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME PORTFOLIO'S HOLDINGS?


          Growth and Income Portfolio shifts assets between the growth and income components of its holdings based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component.


4. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME PORTFOLIO'S INVESTMENTS?


          The growth component of the Portfolio's investments is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.


5. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME PORTFOLIO'S HOLDINGS?


          The income component of Growth and Income Portfolio will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.


6. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

GENERAL PORTFOLIO POLICIES


          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


          CASH POSITION

          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.


 6 Janus Aspen Series

          OTHER TYPES OF INVESTMENTS
          Growth and Income Portfolio also invests in domestic and foreign equity securities with varying degrees of emphasis on income which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)



          - options, futures, forwards swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return


          - securities purchased on a when-issued, delayed delivery or forward commitment basis.

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the

              Investment objective, principal investment strategies and risks 7 portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

 8 Janus Aspen Series

RISKS FOR GROWTH AND INCOME PORTFOLIO


          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.


The following questions and answers are designed to help you better understand some of the risks of investing in Growth and Income Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

              Investment objective, principal investment strategies and risks  9

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.



          Please refer to the SAI for a description of bond rating categories.



4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?



          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.


 10 Janus Aspen Series

                                                     Management of the portfolio

INVESTMENT ADVISER


          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.


          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES AND EXPENSE LIMITS


          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. For the fiscal year ending December 31, 1999, the Portfolio paid Janus Capital a management fee equal to 0.75% of average daily net assets. Effective May 1, 2000, the Portfolio's management fee has been changed to 0.65% of average daily net assets.


                                                 Management of the portfolio  11

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

DAVID J. CORKINS
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Growth and Income Portfolio which he has managed since its inception. He is Executive Vice President and portfolio manager of Janus Growth and Income Fund which he has managed since August 1997. He is an assistant portfolio manager of Janus Mercury Fund. He joined Janus in 1995 as a research analyst specializing in domestic financial services companies and a variety of foreign industries. Prior to joining Janus, he was the Chief Financial Officer of Chase U.S. Consumer Services, Inc., a Chase Manhattan mortgage business. He holds a Bachelor of Arts in English and Russian from Dartmouth and received his Master of Business Administration from Columbia University in 1993.


 12 Janus Aspen Series

                                                               Other information

          CLASSES OF SHARES


          The Portfolio offers three classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Retirement Shares of the Portfolio are offered only to qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services provided. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or the Retirement Shares, please call 1-800-525-0020.



          During the third quarter of 2000, the Retirement Shares shareholders will be asked to approve the spin-off of the Retirement Shares into a separate Delaware business trust, Janus Adviser Series. In connection with this spin-off, the Portfolio will distribute all of its ordinary income and capital gain income earned through the date of the spin-off. The distributions will be made for all classes, including Institutional Shares. It is anticipated that the spin-off and distributions will occur during the third quarter of 2000.


          CONFLICTS OF INTEREST


          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Retirement Shares of the Portfolio (offered through a separate prospectus) are available to certain qualified plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.



          DISTRIBUTION OF THE PORTFOLIO



          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  13

Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.


          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.


          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Growth and Income Portfolio declared a dividend in the amount of $0.25 per share. If the price of Growth and Income Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO


          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.



          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


 14 Janus Aspen Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.


          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.


          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.


REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

                                                         Shareholder's guide  15

FREQUENT TRADING



          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS


          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


 16 Janus Aspen Series

                                                            Financial highlights


          The financial highlights table is intended to help you understand the Growth and Income Portfolio's financial performance for the life of the Portfolio. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.



  GROWTH AND INCOME PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------
                                                                   Period ending
                                                                    December 31
                                                                  1999      1998(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                        $11.96      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                         0.04        0.02
  3. Net gains (or losses) on securities (both realized and
     unrealized)                                                   8.81        1.96
  4. Total from investment operations                              8.85        1.98
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                      (0.04)      (0.02)
  6. Dividends (in excess of net investment income)                  --          --
  7. Distributions (from capital gains)                              --          --
  8. Distributions (in excess of realized gains)                     --          --
  9. Tax return of capital distributions                             --          --
 10. Total distributions                                         (0.04)      (0.02)
 11. NET ASSET VALUE, END OF PERIOD                              $20.77      $11.96
 12. Total return*                                               74.04%      19.80%
 13. Net assets, end of period (in thousands)                   $84,480      $6,413
 14. Average net assets for the period (in thousands)           $28,838      $2,883
 15. Ratio of gross expenses to average net assets**              1.06%(2)    1.25%(2)
 16. Ratio of net expenses to average net assets**                1.05%       1.25%
 17. Ratio of net investment income to average net assets**       0.56%       0.66%
 18. Portfolio turnover rate**                                      59%         62%
--------------------------------------------------------------------------------------


 *  Total return not annualized.
**  Annualized.
(1) May 1, 1998 (inception) through December 31, 1998.

(2) The ratio was 1.15% in 1999 and 3.06% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Growth and Income Fund.


                                                        Financial highlights  17

Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."


          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 18 Janus Aspen Series

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  19

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

 20 Janus Aspen Series
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  21

[JANUS LOGO]


        1-800-525-0020

        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com


You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.



The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review the Portfolio's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.


                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series

                   Institutional Shares


                              PROSPECTUS

                              MAY 1, 2000

                              International Growth Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                International Growth Portfolio is a mutual fund in Janus Aspen Series, and is described in this prospectus. The Portfolio currently offers three classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.


                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   International Growth Portfolio...........................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   International Growth Portfolio...........................    5
                   General portfolio policies...............................    6
                   Risks for International Growth Portfolio.................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses and expense limits...................   10
                   Investment personnel.....................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   14
                   Frequent trading.........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY
                   Glossary of investment terms.............................   17



                                                            Table of contents  1

Risk return summary

INTERNATIONAL GROWTH PORTFOLIO

          International Growth Portfolio is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF INTERNATIONAL GROWTH PORTFOLIO?

--------------------------------------------------------------------------------

          - INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF INTERNATIONAL GROWTH PORTFOLIO?

          The portfolio managers apply a "bottom up" approach in choosing investments. In other words, they look for companies with earnings growth potential one at a time. If the portfolio managers are unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

          International Growth Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN INTERNATIONAL GROWTH PORTFOLIO?


          The biggest risk of investing in this Portfolio is that its returns may vary, and you could lose money. If you are considering investing in International Growth Portfolio, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you would get back less money.



          The Portfolio may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.


          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in International Growth Portfolio by showing how International Growth Portfolio's performance has varied over time. The bar chart depicts the change in performance from year-to-year during the period indicated, but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.


           INTERNATIONAL GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual Returns for Periods Ended 12/31

                                     23.15%   34.71%   18.51%   17.23%    82.27%
                                      1995     1996     1997     1998      1999

           Best Quarter 4th-1999  58.48%  Worst Quarter 3rd-1998 (17.76%)


                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------



                                                                                               Since Inception
                                                                          1 year    5 years       (5/2/94)
                International Growth Portfolio - Institutional Shares     82.27%    33.25%         28.19%
                Morgan Stanley Capital International EAFE(R) Index*       26.96%    12.83%         11.22%
                                                                      ----------------------------------------



           * The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australasia and the Far East.


          International Growth Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                                                         Total Annual Fund
                                         Management         Other            Operating
                                            Fee           Expenses           Expenses*
    International Growth Portfolio         0.65%            0.11%              0.76%


--------------------------------------------------------------------------------

   * Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for International Growth Portfolio. Expenses are shown without the effect of any expense offset arrangements.

--------------------------------------------------------------------------------

   EXAMPLE:

   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    International Growth Portfolio                                  $78       $243       $422       $  942


 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks


          International Growth Portfolio has a similar investment objective and similar principal investment strategies to Janus Overseas Fund. Although it is anticipated that the Portfolio and Janus Overseas Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of each International Growth Portfolio and Janus Overseas Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of International Growth Portfolio, its principal investment strategies and certain risks of investing in International Growth Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 8-9 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          International Growth Portfolio seeks long-term growth of capital. Normally, the Portfolio pursues its objective by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

The following questions and answers are designed to help you better understand International Growth Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


          The Portfolio may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. In other words, they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. They make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments will be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest.

              Investment objective, principal investment strategies and risks  5

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although International Growth Portfolio does not emphasize companies of any particular size, a Portfolio with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES


          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


          CASH POSITION
          When the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity.

          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          International Growth Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)



          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return


          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures

 6 Janus Aspen Series
          adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS

          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


          PORTFOLIO TURNOVER

          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR INTERNATIONAL GROWTH PORTFOLIO


          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.


The following questions and answers are designed to help you better understand some of the risks of investing in International Growth Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Aspen Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade debt bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.



          Please refer to the SAI for a description of bond rating categories.


4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?


          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio managers' judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.


              Investment objective, principal investment strategies and risks  9

Management of the portfolio

INVESTMENT ADVISER


          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.


          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES AND EXPENSE LIMITS


          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. For the fiscal year ending December 31, 1999, the Portfolio paid Janus Capital a management fee equal to 0.73% of average daily net assets. Effective May 1, 2000, the Portfolio's management fee has been changed to 0.65% of daily net assets.


 10 Janus Aspen Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGERS

LAURENCE J. CHANG
--------------------------------------------------------------------------------

            is Executive Vice President and co-manager of International Growth Portfolio and Worldwide Growth Portfolio which he has co-managed since May 1998 and December 1999, respectively. He has also co-managed Janus Overseas Fund and Janus Worldwide Fund since April 1998 and September 1999, respectively. He served as assistant portfolio manager for these funds since 1996. Mr. Chang joined Janus Capital in 1993 as a research analyst. He received an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Masters Degree in Political Science from Stanford University. He has earned the right to use the Chartered Financial Analyst designation.


HELEN YOUNG HAYES
--------------------------------------------------------------------------------

            is Executive Vice President and co-manager of International Growth Portfolio and Worldwide Growth Portfolio, which she has managed or co-managed since inception. Ms. Hayes joined Janus Capital in 1987 and has managed or co-managed Janus Worldwide Fund and Janus Overseas Fund since their inceptions. She holds a Bachelor of Arts in Economics from Yale University. She has earned the right to use the Chartered Financial Analyst designation.


                                                 Management of the portfolio  11

Other information

          CLASSES OF SHARES


          The Portfolio offers three classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Services Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Retirement Shares of the Portfolio are offered only to qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or the Retirement Shares, please call 1-800-525-0020.



          During the third quarter of 2000, the Retirement Shares shareholders will be asked to approve the spin-off of the Retirement Shares into a separate Delaware business trust, Janus Adviser Series. In connection with this spin-off, the Portfolio will distribute all of its ordinary income and capital gain income earned through the date of the spin-off. The distributions will be made for all classes, including Institutional Shares. It is anticipated that the spin-off and distributions will occur during the third quarter of 2000.


          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Retirement Shares of the Portfolio (offered through a separate prospectus) are available to certain qualified plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.


          DISTRIBUTION OF THE PORTFOLIO



          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.


          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.


          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of International Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of International Growth Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO


          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.



          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.


          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.


          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.


REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 14 Janus Aspen Series

FREQUENT TRADING



          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS


          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


                                                         Shareholder's guide  15

Financial highlights


          The financial highlights table is intended to help you understand International Growth Portfolio's financial performance for each of the five most recent fiscal years. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.



                                 INTERNATIONAL GROWTH PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                               Periods ending December 31
                                                                  1999        1998        1997        1996        1995
  1. NET ASSET VALUE, BEGINNING OF PERIOD                         $21.27      $18.48      $15.72     $11.95       $9.72
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                          0.06        0.13        0.11       0.05        0.09
  3. Net gains or losses on securities (both realized and
     unrealized)                                                   17.40        3.07        2.80       4.06        2.16
  4. Total from investment operations                              17.46        3.20        2.91       4.11        2.25
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                       (0.06)      (0.14)      (0.11)     (0.11)      (0.02)
  6. Dividends (in excess of net investment income)                   --          --          --         --          --
  7. Distributions (from capital gains)                               --          --      (0.01)     (0.23)          --
  8. Distributions (in excess of realized gains)                      --      (0.27)      (0.03)         --          --
  9. Tax return of capital distributions                              --          --          --         --          --
 10. Total distributions                                          (0.06)      (0.41)      (0.15)     (0.34)      (0.02)
 11. NET ASSET VALUE, END OF PERIOD                               $38.67      $21.27      $18.48     $15.72      $11.95
 12. Total return*                                                82.27%      17.23%      18.51%     34.71%      23.15%
 13. Net assets, end of period (in thousands)                   $810,392    $311,110    $161,091    $27,192      $1,608
 14. Average net assets for the period (in thousands)           $425,876    $234,421     $96,164     $7,437      $1,792
 15. Ratio of gross expenses to average net assets**               0.77%(1)    0.86%(1)    0.96%(1)   1.26%(1)    2.69%(1)
 16. Ratio of net expenses to average net assets**                 0.76%       0.86%       0.96%      1.25%       2.50%
 17. Ratio of net investment income to average net assets**        0.26%       0.73%       0.70%      0.62%      (0.80%)
 18. Portfolio turnover rate**                                       80%         93%         86%        65%        211%
------------------------------------------------------------------------------------------------------------------------


 * Total return not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

(1) The ratio was 0.84% in 1999, 0.95% in 1998, 1.08% in 1997, 2.21% in 1996 and
    3.57% in 1995 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Overseas Fund.


 16 Janus Aspen Series

                                                    Glossary of investment terms


          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.


I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."



          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 18 Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

                                                Glossary of investment terms  19
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

 20 Janus Aspen Series

[JANUS LOGO]

        1-800-525-0020

        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review the Portfolio's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series

                   Institutional Shares


                              PROSPECTUS

                              MAY 1, 2000

                              Worldwide Growth Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                Worldwide Portfolio (the "Portfolio") is a mutual fund in Janus Aspen Series, and is described in this prospectus. The Portfolio currently offers three classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.


                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Worldwide Growth Portfolio...............................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Worldwide Growth Portfolio...............................    5
                   General portfolio policies...............................    6
                   Risks for Worldwide Growth Portfolio.....................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses and expense limits...................   10
                   Investment personnel.....................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   14
                   Frequent trading.........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY
                   Glossary of investment terms.............................   17



                                                            Table of contents  1

Risk return summary

WORLDWIDE GROWTH PORTFOLIO

          Worldwide Growth Portfolio is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF WORLDWIDE GROWTH PORTFOLIO?

--------------------------------------------------------------------------------

          - WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.


          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.


2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF WORLDWIDE GROWTH PORTFOLIO?


          The portfolio managers apply a "bottom up" approach in choosing investments. In other words, they look for companies with earnings growth potential one at a time. If the portfolio managers are unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.


          Worldwide Growth Portfolio invests primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN WORLDWIDE GROWTH PORTFOLIO?


          The biggest risk of investing in this Portfolio is that its returns may vary, and you could lose money. If you are considering investing in Worldwide Growth Portfolio, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you would get back less money.


          Worldwide Growth Portfolio may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Worldwide Growth Portfolio by showing how Worldwide Growth Portfolio's performance has varied over time. The bar chart depicts the change in performance from year-to-year during the period indicated, but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES

           Annual Returns for Periods Ended 12/31

                           1.53%     27.37%   29.04%   22.15%    28.92%   64.45%
                            1994      1995     1996     1997      1998     1999

           Best Quarter 4th-1999  42.24%  Worst Quarter 3rd-1998 (16.03%)


                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------



                                                                                               Since Inception
                                                                          1 year    5 years       (9/13/93)
                Worldwide Growth Portfolio - Institutional Shares         64.45%    33.60%         29.71%
                Morgan Stanley Capital International World Index*         24.93%    19.76%         16.41%
                                                                      --------------------------------------------



           * The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in North America, Europe and the Asia/Pacific Region.


          Worldwide Growth Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                         Management        Other          Total Annual Fund
                                            Fee           Expenses       Operating Expenses*
    Worldwide Growth Portfolio              0.65%           0.05%               0.70%


--------------------------------------------------------------------------------

   * Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Worldwide Growth Portfolio. Expenses are shown without the effect of any expense offset arrangements.

--------------------------------------------------------------------------------

   EXAMPLE:

   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Worldwide Growth Portfolio                                      $72       $224       $390        $871


 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks


          Worldwide Growth Portfolio has a similar investment objective and similar principal investment strategies to Janus Worldwide Fund. Although it is anticipated that the Portfolio and Janus Worldwide Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of Worldwide Growth Portfolio and Janus Worldwide Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objectives of Worldwide Growth Portfolio, its principal investment strategies and certain risks of investing in Worldwide Growth Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 8-9 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

The following questions and answers are designed to help you better understand Worldwide Growth Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


          The Portfolio may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. In other words, they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. They make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments will be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest.


              Investment objective, principal investment strategies and risks  5

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although Worldwide Growth Portfolio does not emphasize companies of any particular size, a Portfolio with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES


          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


          CASH POSITION

          When the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity.


          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Worldwide Growth Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)



          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return


          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures

 6 Janus Aspen Series
          adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


          FOREIGN SECURITIES
          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS

          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


          PORTFOLIO TURNOVER

          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR WORLDWIDE GROWTH PORTFOLIO


          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.


The following questions and answers are designed to help you better understand some of the risks of investing in Worldwide Growth Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Aspen Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.



          Please refer to the SAI for a description of bond rating categories.


4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?


          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio managers' judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.


              Investment objective, principal investment strategies and risks  9

Management of the portfolio

INVESTMENT ADVISER


          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.


          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES AND EXPENSE LIMITS


          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. For the fiscal year ending December 31, 1999, the Portfolio paid Janus Capital a management fee equal to 0.66% of average daily net assets. Effective May 1, 2000, the Portfolio's management fee has been changed to 0.65% of average daily net assets.


 10 Janus Aspen Series

INVESTMENT PERSONNEL


PORTFOLIO MANAGERS



LAURENCE J. CHANG

--------------------------------------------------------------------------------

            is Executive Vice President and co-manager of International Growth Portfolio and Worldwide Growth Portfolio which he has co-managed since May 1998 and December 1999, respectively. He has also co-managed Janus Overseas Fund and Janus Worldwide Fund since April 1998 and September 1999, respectively. He served as assistant portfolio manager for these Funds since 1996. Mr. Chang joined Janus Capital in 1993 as a research analyst. He received an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Masters Degree in Political Science from Stanford University. He has earned the right to use the Chartered Financial Analyst designation.


HELEN YOUNG HAYES
--------------------------------------------------------------------------------

            is Executive Vice President and co-manager of International Growth Portfolio and Worldwide Growth Portfolio, which she has managed or co-managed since inception. Ms. Hayes joined Janus Capital in 1987 and has managed or co-managed Janus Worldwide Fund and Janus Overseas Fund since their inceptions. She holds a Bachelor of Arts in Economics from Yale University. Ms. Hayes has earned the right to use the Chartered Financial Analyst designation.


                                                 Management of the portfolio  11

Other information

          CLASSES OF SHARES


          The Portfolio offers three classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Retirement Shares of the Portfolio are offered only to qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or the Retirement Shares, please call 1-800-525-0020.



          During the third quarter of 2000, the Retirement Shares shareholders will be asked to approve the spin-off of the Retirement Shares into a separate Delaware business trust, Janus Adviser Series. In connection with this spin-off, the Portfolio will distribute all of its ordinary income and capital gain income earned through the date of the spin-off. The distributions will be made for all classes, including Institutional Shares. It is anticipated that the spin-off and distributions will occur during the third quarter of 2000.


          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Retirement Shares of the Portfolio (offered through a separate prospectus) are available to certain qualified plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.


          DISTRIBUTION OF THE PORTFOLIO



          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.


          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.


          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Worldwide Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of Worldwide Growth Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO


          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.



          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.


          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.


          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.


REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 14 Janus Aspen Series

FREQUENT TRADING



          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS


          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


                                                         Shareholder's guide  15

Financial highlights


          The financial highlights table is intended to help you understand the Worldwide Growth Portfolio's financial performance for each of the five most recent fiscal years. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.



                                      WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                                  Periods ending December 31
                                                                   1999          1998          1997         1996        1995
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $29.09        $23.39        $19.44      $15.31      $12.07
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.07          0.16          0.16        0.16        0.11
  3. Net gains or losses on securities (both realized and
     unrealized)                                                     18.65          6.59          4.14        4.27        3.19
  4. Total from investment operations                                18.72          6.75          4.30        4.43        3.30
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.06)        (0.18)        (0.17)      (0.17)      (0.06)
  6. Dividends (in excess of net investment income)                     --            --        (0.02)          --          --
  7. Distributions (from capital gains)                                 --            --        (0.16)      (0.13)          --
  8. Distributions (in excess of realized gains)                        --        (0.87)            --          --          --
  9. Tax return of capital distributions                                --            --            --          --          --
 10. Total distributions                                            (0.06)        (1.05)        (0.35)      (0.30)      (0.06)
 11. NET ASSET VALUE, END OF PERIOD                                 $47.75        $29.09        $23.39      $19.44      $15.31
 12. Total return                                                   64.45%        28.92%        22.15%      29.04%      27.37%
 13. Net assets, end of period (in thousands)                   $6,496,773    $2,890,375    $1,576,548    $582,603    $108,563
 14. Average net assets for the period (in thousands)           $3,862,773    $2,217,695    $1,148,951    $304,111     $59,440
 15. Ratio of gross expenses to average net assets                   0.71%(1)      0.72%(1)      0.74%(1)    0.80%(1)    0.90%(1)
 16. Ratio of net expenses to average net assets                     0.71%         0.72%         0.74%       0.80%       0.87%
 17. Ratio of net investment income to average net assets            0.20%         0.64%         0.67%       0.83%       0.95%
 18. Portfolio turnover rate                                           67%           77%           80%         62%        113%
------------------------------------------------------------------------------------------------------------------------------



(1) The ratio was 0.71% in 1999, 0.74% in 1998, 0.81% in 1997, 0.91% in 1996 and
    1.09% in 1995 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Worldwide Fund.


 16 Janus Aspen Series

                                                    Glossary of investment terms


          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.


I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."



          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 18 Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

                                                Glossary of investment terms  19
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

 20 Janus Aspen Series

[JANUS LOGO]

        1-800-525-0020

        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review the Portfolio's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series

                   Institutional Shares


                              PROSPECTUS

                              MAY 1, 2000


                              Global Technology Portfolio


                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                Global Technology Portfolio (the "Portfolio") is a mutual fund in Janus Aspen Series, and is described in the prospectus. The Portfolio currently offers two classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.



                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.



                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Global Technology Portfolio..............................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Global Technology Portfolio..............................    5
                   General portfolio policies...............................    6
                   Risks for Global Technology Portfolio....................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses and expense limits...................   10
                   Investment personnel.....................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   14
                   Frequent trading.........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY
                   Glossary of investment terms.............................   17



                                                            Table of contents  1

Risk return summary


GLOBAL TECHNOLOGY PORTFOLIO



          Global Technology Portfolio is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.



1. WHAT IS THE INVESTMENT OBJECTIVE OF GLOBAL TECHNOLOGY PORTFOLIO?


--------------------------------------------------------------------------------


          Global Technology Portfolio seeks long-term growth of capital.



          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GLOBAL TECHNOLOGY PORTFOLIO?



          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find such investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.



          Global Technology Portfolio invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.



3. WHAT ARE THE MAIN RISKS OF INVESTING IN GLOBAL TECHNOLOGY PORTFOLIO?



          The biggest risk of investing in this Portfolio is that its returns may vary, and you could lose money. If you are considering investing in the Portfolio, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you would get back less money.



          Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio's holdings may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.



          The Portfolio may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.


 2 Janus Aspen Series

          The Portfolio is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.



          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



          Since Global Technology Portfolio did not commence operations until January 15, 2000, there is no performance available as of the date of this prospectus.


                                                          Risk return summary  3

FEES AND EXPENSES


          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.



          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                                                              Total Annual Fund
                                         Management           Other              Operating
                                            Fee             Expenses*            Expenses
    Global Technology Portfolio             0.65%             0.13%                0.78%


--------------------------------------------------------------------------------

   * Other expenses are based on the estimated annualized expenses the Portfolio's Shares expect to incur in their initial fiscal year, and are shown without the effect of any expense offset arrangements.

--------------------------------------------------------------------------------

   EXAMPLE:

   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year     3 Years
                                                                  ------------------
    Global Technology Portfolio                                     $80       $249


 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks



          Global Technology Portfolio has a similar investment objective and similar principal investment strategies to Janus Global Technology Fund. Although it is anticipated that the Portfolio and Janus Global Technology Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Global Technology Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.



INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



          This section takes a closer look at the investment objective of Global Technology Portfolio, its principal investment strategies and certain risks of investing in Global Technology Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.



          Please carefully review the "Risks" section of this Prospectus on pages 8-9 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.



          Global Technology Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:


          a. Companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

          b. Companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.


The following questions and answers are designed to help you better understand Global Technology Portfolio's principal investment strategies.


1. HOW ARE COMMON STOCKS SELECTED?


          The Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments will be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency



              Investment objective, principal investment strategies and risks 5 relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.



3. WHAT DOES "MARKET CAPITALIZATION" MEAN?



          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although Portfolio does not emphasize companies of any particular size, a Portfolio with a larger asset base are more likely to invest in larger, more established issuers.



4. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?



          Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, the portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.



GENERAL PORTFOLIO POLICIES



          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


          CASH POSITION

          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks.


          OTHER TYPES OF INVESTMENTS

          Global Technology Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:


          - debt securities

          - indexed/structured securities


          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)



          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return


 6 Janus Aspen Series

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS

          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


          FOREIGN SECURITIES

          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.


          SPECIAL SITUATIONS

          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


          PORTFOLIO TURNOVER

          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.



          The Portfolio may invest in companies with relatively short product cycles, for example, 6 to 9 months. Consequently its portfolio turnover may be more frequent. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.



              Investment objective, principal investment strategies and risks  7

RISKS FOR GLOBAL TECHNOLOGY PORTFOLIO



          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow. The Portfolio's performance may also be affected by industry risk.



The following questions and answers are designed to help you better understand some of the risks of investing in Global Technology Portfolio.



1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


          Particularly in the area of technology, many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW DOES THE NONDIVERSIFIED STATUS OF GLOBAL TECHNOLOGY PORTFOLIO AFFECT ITS RISK?



          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.



3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?



          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:



          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.


          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may

 8 Janus Aspen Series
            take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.


          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


4. WHAT IS "INDUSTRY RISK"?



          Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which the Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility.



          Although Global Technology Portfolio does not "concentrate" in a specific group of industries, it may at times have significant exposure to companies in a variety of technology-related industries.


5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?


          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.



          Please refer to the SAI for a description of bond rating categories.



6. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?



          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio managers' judgements prove incorrect. Risks associated with the use of derivative instruments are described in the SAI.



              Investment objective, principal investment strategies and risks  9

Management of the portfolio


INVESTMENT ADVISER


          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.


          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.


          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.



          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.


MANAGEMENT EXPENSES AND EXPENSE LIMITS


          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio expects to pay Janus Capital a management fee equal to 0.65% of average daily net assets during its initial fiscal year. Janus Capital has agreed to limit the Portfolio's expenses to 1.25% until at least the next annual renewal of the advisory agreements. As noted in the fee table on page 4, however, the Portfolio's expenses without waivers are not expected to exceed the expense limit.


 10 Janus Aspen Series

INVESTMENT PERSONNEL


PORTFOLIO MANAGER


C. MIKE LU
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Global Technology Portfolio and Janus Global Technology Fund, which he has managed since inception. He joined Janus Capital in 1991 as a research analyst and has consistently focused on companies in the technology industry. Mr. Lu has a Bachelor of Arts in History and a Bachelor of Arts in Economics from Yale University. Mr. Lu has earned the right to use the Chartered Financial Analyst designation.



                                                 Management of the portfolio  11

Other information

          CLASSES OF SHARES


          The Portfolio offers two classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.



          CONFLICTS OF INTEREST



          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.



          DISTRIBUTION OF THE PORTFOLIO



          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS


          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.



          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.


          HOW DISTRIBUTIONS AFFECT NAV


          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Global Technology Portfolio declared a dividend in the amount of $0.25 per share. If the price of Global Technology Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.


TAXES

          TAXES ON DISTRIBUTIONS


          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.



          TAXATION OF THE PORTFOLIO



          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.



          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


                                                     Distributions and taxes  13

Shareholder's guide


          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.


PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.



          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


PURCHASES


          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.



          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.


REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.


          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


 14 Janus Aspen Series

FREQUENT TRADING



          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS


          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


                                                         Shareholder's guide  15

Financial highlights


          No Financial Highlights are presented because the Portfolio did not commence operations until January 15, 2000.


 16 Janus Aspen Series

                                                    Glossary of investment terms


          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.


I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."



          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.


          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.



          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.


          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 18 Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.


          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES


          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.



          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

                                                Glossary of investment terms  19
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.


 20 Janus Aspen Series

[JANUS LOGO]

        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com


You can request other information, including a Statement of Additional Information, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. Other information is also available from financial intermediaries that sell Shares of the Portfolio.



The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review the Portfolio's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.


                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2000
                              Flexible Income Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                Flexible Income Portfolio (the "Portfolio") is a mutual fund in Janus Aspen Series, and is described in this prospectus. The Portfolio currently offers three classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Flexible Income Portfolio................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Flexible Income Portfolio................................    5
                   General portfolio policies...............................    6
                   Risks for Flexible Income Portfolio......................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses and expense limits...................   10
                   Investment personnel.....................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   14
                   Frequent trading.........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY
                   Glossary of investment terms.............................   17
                RATING CATEGORIES
                   Explanation of rating categories.........................   21


                                                            Table of contents  1

Risk return summary

FLEXIBLE INCOME PORTFOLIO

          Flexible Income Portfolio is designed for long-term investors who primarily seek current income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF FLEXIBLE INCOME PORTFOLIO?

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          - FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.

          The Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether it remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF FLEXIBLE INCOME PORTFOLIO?

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks mostly for income-producing securities that meet his investment criteria one at a time. If the portfolio manager is unable to find such investments, the Portfolio's assets may be in cash or similar investments.

          Flexible Income Portfolio invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk bonds, and these securities may be a big part of the portfolio.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN FLEXIBLE INCOME PORTFOLIO?

          Although Flexible Income Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.

          The Portfolio invests in a variety of fixed-income securities. A fundamental risk is that the value of these securities will fall if interest rates rise. Generally, the value of a fixed-income portfolio will decrease when interest rates rise, which means the Portfolio's NAV will likewise decrease. Another fundamental risk associated with fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

          Flexible Income Portfolio may invest an unlimited amount of its assets in high-yield/high-risk bonds, also known as "junk" bonds which may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Portfolio may vary significantly, depending upon its holdings of junk bonds.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in Flexible Income Portfolio by showing how Flexible Income Portfolio's performance has varied over time. The bar chart depicts the change in performance from year-to-year during the period indicated, but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           FLEXIBLE INCOME PORTFOLIO - INSTITUTIONAL SHARES

           Annual Returns for Periods Ended 12/31

                           (0.91%)   23.86%    9.19%   11.76%    9.11%     1.60%
                            1994      1995     1996     1997     1998      1999

           Best Quarter: 2nd-1995  6.71%  Worst Quarter: 2nd-1999 (1.21%)

                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------

                                                                                                Since Inception
                                                                          1 year     5 years       (9/13/93)
                Flexible Income Portfolio - Institutional Shares            1.60%    10.88%          8.50%
                Lehman Brothers Gov't/Corp Bond Index*                    (2.15%)     7.61%          5.40%
                                                                      ---------------------------------------------

           * Lehman Brothers Gov't/Corp Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.

          Flexible Income Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                       Management        Other         Total Annual Fund
                                          Fee           Expenses      Operating Expenses*
    Flexible Income Portfolio             0.65%           0.07%              0.72%

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   * Expenses are based upon expenses for the fiscal year ended December 31, 1999, and are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------
   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Flexible Income Portfolio                                       $74       $230       $401        $894

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          Flexible Income Portfolio has a similar investment objective and similar principal investment strategies to Janus Flexible Income Fund. Although it is anticipated that the Portfolio and Janus Flexible Income Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Flexible Income Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Flexible Income Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 8-9 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks mostly for income-producing securities that meet his investment criteria one at a time. If the portfolio manager is unable to find such investments, much of the Portfolio's assets may be in cash or similar investments.

          Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk bonds, and these may be a big part of the portfolio. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

The following questions and answers are designed to help you better understand Flexible Income Portfolio's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. A bond fund's average-weighted effective maturity and its duration are measures of how the fund may react to interest rate changes.

              Investment objective, principal investment strategies and risks  5

2. HOW DOES FLEXIBLE INCOME PORTFOLIO MANAGE INTEREST RATE RISK?

          The Portfolio may vary the average-weighted effective maturity of its assets to reflect its portfolio manager's analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Portfolio may also use futures, options and other derivatives to manage interest rate risks.

3. WHAT IS MEANT BY THE PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

          The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Dollar-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE PORTFOLIO'S "DURATION"?

          A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

          A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

 6 Janus Aspen Series

          OTHER TYPES OF INVESTMENTS
          Flexible Income Portfolio invests primarily in fixed-income securities which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk fixed-income securities and municipal obligations. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - common stocks

          - mortgage- and asset-backed securities

          - zero coupon, pay-in-kind and step coupon securities

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever its

              Investment objective, principal investment strategies and risks 7 portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

RISKS FOR FLEXIBLE INCOME PORTFOLIO

          Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities, derivative instruments and initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Flexible Income Portfolio.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

          Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

          Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's Ratings Service and Moody's Investors Service, Inc. are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to "Explanation of Rating Categories" on pages 21-22 for a description of rating categories.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

 8 Janus Aspen Series

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          The junk bond market can experience sudden and sharp price swings. Because Flexible Income Portfolio may invest a significant portion of its assets in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.

          Please refer to "Explanation of Rating Categories" on pages 21-22 for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

              Investment objective, principal investment strategies and risks  9

Management of the portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES AND EXPENSE LIMITS

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                          Average Daily
                                                           Net Assets         Annual Rate      Expense Limit
     Fee Schedule                                         of Portfolio       Percentage (%)    Percentage (%)
-----------------------------------------------------------------------------------------------------------------
     Flexible Income Portfolio                          First $300 Million        0.65              1.00(1)
                                                        Over $300 Million         0.55
------------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses as indicated until at least the next annual renewal of the advisory agreements. As noted in the fee table on page 4, however, the Portfolio's expenses without waivers are not expected to exceed the expense limit.

          For the fiscal year ending December 31, 1999, the Portfolio paid Janus Capital a management fee equal to 0.65% of average daily net assets.

 10 Janus Aspen Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

RONALD V. SPEAKER
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Flexible
            Income Portfolio which he has managed or co-managed since its inception. He previously served as co-manager of High-Yield Portfolio, from its inception to May 1998. He managed Short-Term Bond Portfolio from its inception through April 1996. Mr. Speaker joined Janus Capital in 1986. He has managed or co-managed Janus Flexible Income Fund since December 1991 and previously managed both Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund from inception through December 1995. He previously managed or co-managed Janus High-Yield Fund from its inception to February 1998. He holds a Bachelor of Arts in Finance from the University of Colorado. He has earned the right to use the Chartered
            Financial Analyst designation.

            In January 1997, Mr. Speaker settled an SEC administrative action involving two personal trades made by him in January of 1993. Without admitting or denying the allegations, Mr. Speaker agreed to civil money penalty, disgorgement, and interest payments totaling $37,199 and to a 90-day suspension which ended on April 25, 1997.

                                                 Management of the portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio offers three classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Retirement Shares of the Portfolio are offered only to qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or the Retirement Shares, please call 1-800-525-0020.

          During the third quarter of 2000, the Retirement Shares shareholders will be asked to approve the spin-off of the Shares into a separate Delaware business trust, Janus Adviser Series. In connection with this spin-off, the Portfolio will distribute all of its ordinary income and capital gain income earned through the date of the spin-off. The distributions will be made for all classes, including Institutional Shares. It is anticipated that the spin-off and distributions will occur during the third quarter of 2000.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Retirement Shares of the Portfolio (offered through a separate prospectus) are available to certain qualified plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.

          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Flexible Income Portfolio declared a dividend in the amount of $0.25 per share. If the price of Flexible Income Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.

          The Portfolio does not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 14 Janus Aspen Series

FREQUENT TRADING

          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand Flexible Income Portfolio's financial performance for each of the five most recent fiscal years. Items 1 through 11 reflect financial results for a single Share. Total return in the tables represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

FLEXIBLE INCOME PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                               Periods ending December 31
                                                                  1999        1998        1997        1996        1995
  1. NET ASSET VALUE, BEGINNING OF PERIOD                         $12.05      $11.78     $11.24      $11.11       $9.48
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                          0.76        0.64       0.67        0.74        0.53
  3. Net gains or losses on securities (both realized and
     unrealized)                                                  (0.58)        0.41       0.62        0.24        1.70
  4. Total from investment operations                               0.18        1.05       1.29        0.98        2.23
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                       (0.75)      (0.67)     (0.64)      (0.72)      (0.60)
  6. Dividends (in excess of net investment income)                   --          --         --          --          --
  7. Distributions (from capital gains)                           (0.07)      (0.11)     (0.11)      (0.13)          --
  8. Distributions (in excess of realized gains)                      --          --         --          --          --
  9. Tax return of capital distributions                              --          --         --          --          --
 10. Total distributions                                          (0.82)      (0.78)     (0.75)      (0.85)      (0.60)
 11. NET ASSET VALUE, END OF PERIOD                               $11.41      $12.05     $11.78      $11.24      $11.11
 12. Total return                                                  1.60%       9.11%     11.76%       9.19%      23.86%
 13. Net assets, end of period (in thousands)                   $186,681    $129,582    $54,098     $25,315     $10,831
 14. Average net assets for the period (in thousands)           $161,459     $86,627    $36,547     $17,889      $5,556
 15. Ratio of gross expenses to average net assets                 0.72%       0.73%      0.75%       0.84%       1.07%
 16. Ratio of net expenses to average net assets                   0.72%       0.73%      0.75%       0.83%       1.00%
 17. Ratio of net investment income to average net assets          6.99%       6.36%      6.90%       7.31%       7.46%
 18. Portfolio turnover rate                                        116%        145%       119%        250%        236%
------------------------------------------------------------------------------------------------------------------------

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  17

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 18 Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

                                                Glossary of investment terms  19
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

 20 Janus Aspen Series

                                                Explanation of rating categories

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

                                            Explanation of rating categories  21

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

 22 Janus Aspen Series

SECURITIES HOLDINGS BY RATING CATEGORY

          During the fiscal period ended December 31, 1999, the percentage of securities holdings for Flexible Income Portfolio by rating category based upon a weighted monthly average was:

                 FLEXIBLE INCOME PORTFOLIO
                 ----------------------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                                        5%
                 AA                                                                         6%
                 A                                                                         10%
                 BBB                                                                       23%
                 BB                                                                        12%
                 B                                                                         19%
                 CCC                                                                        2%
                 CC                                                                         0%
                 C                                                                          0%
                 Not Rated                                                                  6%
                 Preferred Stock                                                            2%
                 Cash and Options                                                          15%
                 TOTAL                                                                    100%
                ----------------------------------------------------------------------------------------

                                            Explanation of rating categories  23

[JANUS LOGO]

        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review the Portfolio's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736

                                         [JANUS LOGO]

                   Janus Aspen Series
                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2000
                              High-Yield Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                High-Yield Portfolio (the "Portfolio") is a mutual fund in Janus Aspen Series, and is described in this prospectus. The Portfolio currently offers three classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   High-Yield Portfolio.....................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   High-Yield Portfolio.....................................    5
                   General portfolio policies...............................    6
                   Risks for High-Yield Portfolio...........................    8
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses and expense limits...................   10
                   Investment personnel.....................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   14
                   Purchases................................................   14
                   Redemptions..............................................   14
                   Frequent trading.........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY
                   Glossary of investment terms.............................   17
                RATING CATEGORIES
                   Explanation of rating categories.........................   21


                                                            Table of contents  1

Risk return summary

HIGH-YIELD PORTFOLIO

          High-Yield Portfolio is designed for long-term investors who primarily seek current income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF HIGH-YIELD PORTFOLIO?

--------------------------------------------------------------------------------

          - HIGH-YIELD PORTFOLIO seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.

          The Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether it remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF HIGH-YIELD PORTFOLIO?

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks mostly for income-producing securities that meet his investment criteria one at a time. If the portfolio manager is unable to find such investments, the Portfolio's assets may be in cash or similar investments.

          High-Yield Portfolio normally invests at least 65% of its assets in high-yield/high-risk fixed-income securities, and may at times invest all of its assets in these securities.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN HIGH-YIELD PORTFOLIO?

          Although High-Yield Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.

          The Portfolio invests in a variety of fixed-income securities. A fundamental risk is that the value of these securities will fall if interest rates rise. Generally, the value of a fixed-income portfolio will decrease when interest rates rise, which means the Portfolio's NAV will likewise decrease. Another fundamental risk associated with fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

          High-Yield Portfolio may invest an unlimited amount of its assets in high-yield/high-risk securities, also known as "junk" bonds which may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These securities generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of High-Yield Portfolio may vary significantly, depending upon its holdings of junk bonds.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Aspen Series

          The following information provides some indication of the risks of investing in High-Yield Portfolio by showing how High-Yield Portfolio's performance has varied over time. The bar chart depicts the change in performance from year-to-year during the period indicated, but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

           HIGH-YIELD PORTFOLIO - INSTITUTIONAL SHARES

           Annual Returns for Periods Ended 12/31

                                                       15.98%    1.26%     6.85%
                                                        1997     1998      1999

           Best Quarter: 1st-1998  5.52%  Worst Quarter: 3rd-1998 (6.07%)

                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------

                                                                                           Since Inception
                                                                                 1 year       (5/1/96)
                High-Yield Portfolio - Institutional Shares                      6.85%          9.83%
                Lehman Brothers High-Yield Bond Index*                           2.39%          7.06%
                                                                             -------------------------------

           * Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, noninvestment grade debt.

          High-Yield Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                      Total Annual Fund                        Total Annual Fund
                                Management            Other          Operating Expenses          Total         Operating Expenses
                                   Fee               Expenses         Without Waivers*          Waivers           With Waivers*
    High-Yield Portfolio           0.75%               4.17%                4.92%                3.92%                1.00%

--------------------------------------------------------------------------------
   * Expenses are based upon expenses for the fiscal year ended December 31, 1999. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.
--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    High-Yield Portfolio                                           $492      $1,478     $2,465      $4,940

 4 Janus Aspen Series

                                      Investment objective, principal investment
                                                 strategies and risks

          High-Yield Portfolio has a similar investment objective and similar principal investment strategies to Janus High-Yield Fund. Although it is anticipated that the Portfolio and Janus High-Yield Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus High-Yield Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of High-Yield Portfolio, its principal investment strategies and certain risks of investing in High-Yield Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 8-10 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks mostly for income-producing securities that meet his investment criteria one at a time. If the portfolio manager is unable to find such investments, much of the Portfolio's assets may be in cash or similar investments.

          High-Yield Portfolio seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. It pursues its objectives by normally investing 65% of its assets in high-yield/high-risk fixed-income securities, and may at times invest all of its assets in these securities.

The following questions and answers are designed to help you better understand High-Yield Portfolio's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. A bond fund's average-weighted effective maturity and its duration are measures of how the fund may react to interest rate changes.

2. HOW DOES HIGH-YIELD PORTFOLIO MANAGE INTEREST RATE RISK?

          High-Yield Portfolio may vary the average-weighted effective maturity of its assets to reflect the portfolio manager's analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Portfolio may also use futures, options and other derivatives to manage interest rate risks.

3. WHAT IS MEANT BY THE PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

          The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date

              Investment objective, principal investment strategies and risks 5 due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Dollar-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE PORTFOLIO'S "DURATION"?

          A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

          A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          High-Yield Portfolio invests primarily in fixed-income securities which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk fixed-income securities and municipal obligations. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - common stocks

          - mortgage- and asset-backed securities

          - zero coupon, pay-in-kind and step coupon securities

 6 Janus Aspen Series

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR HIGH-YIELD PORTFOLIO

          Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities, derivative instruments and initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the High-Yield Portfolio.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

          Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

          Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's Ratings Service and Moody's Investors Service, Inc. are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to "Explanation of Rating Categories" on pages 21-22 for a description of rating categories.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Aspen Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          The junk bond market can experience sudden and sharp price swings. Because High-Yield Portfolio may invest a significant portion of its assets in high-yield/high-risk securities, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.

          Please refer to "Explanation of Rating Categories" on pages 21-22 for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

              Investment objective, principal investment strategies and risks  9

Management of the portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES AND EXPENSE LIMITS

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                          Average Daily
                                                           Net Assets         Annual Rate      Expense Limit
     Fee Schedule                                         of Portfolio       Percentage (%)    Percentage (%)
----------------------------------------------------------------------------------------------------------------------
     High-Yield Portfolio                               First $300 Million       0.75              1.00(1)
                                                        Over $300 Million        0.65
----------------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses as indicated until at least the next annual renewal of the advisory contracts.

          For the fiscal year ending December 31, 1999, the Portfolio paid Janus Capital a management fee equal to 0.75% of average daily net assets.

 10 Janus Aspen Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

SANDY R. RUFENACHT
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of High-Yield Portfolio, which he has managed or co-managed since October 1996.
            He previously co-managed Flexible Income Portfolio from January
            1997 to May 1998. Mr. Rufenacht joined Janus Capital in 1990 and has managed Janus Short-Term Bond Fund since January 1996. He is also the portfolio manager of Janus High-Yield Fund. He previously co-managed Janus Flexible Income Fund from June 1996 to February 1998. He holds a Bachelor of Arts in Business from the University of Northern Colorado.

                                                 Management of the portfolio  11

Other information

          CLASSES OF SHARES

          The Portfolio offers three classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Retirement Shares of the Portfolio are offered only to qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or the Retirement Shares, please call 1-800-525-0020.

          During the third quarter of 2000, the Retirement Shares shareholders will be asked to approve the spin-off of the Retirement Shares into a separate Delaware business trust, Janus Adviser Series. In connection with this spin-off, the Portfolio will distribute all of its ordinary income and capital gain income earned through the date of the spin-off. The distributions will be made for all classes, including Institutional Shares. It is anticipated that the spin-off and distributions will occur during the third quarter of 2000.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Retirement Shares of the Portfolio (offered through a separate prospectus) are available to certain qualified plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Aspen Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.

          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of High-Yield Portfolio declared a dividend in the amount of $0.25 per share. If the price of High-Yield Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 14 Janus Aspen Series

FREQUENT TRADING

          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  15

Financial highlights

          The financial highlights table is intended to help you understand High-Yield Portfolio's financial performance for the life of the Portfolio. Items 1 through 11 reflect financial results for a single Share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

HIGH-YIELD PORTFOLIO - INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------
                                                                         Periods ending December 31
                                                                  1999        1998        1997      1996(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                        $10.85      $11.78      $10.83      $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                         1.14        0.87        0.70        0.43
  3. Net gains or losses on securities (both realized and
     unrealized)                                                 (0.41)      (0.70)        0.99        0.80
  4. Total from investment operations                              0.73        0.17        1.69        1.23
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                      (1.13)      (0.89)      (0.68)      (0.40)
  6. Dividends (in excess of net investment income)                  --          --          --          --
  7. Distributions (from capital gains)                              --      (0.05)      (0.06)          --
  8. Distributions (in excess of realized gains)                     --      (0.16)          --          --
  9. Tax return of capital distributions                             --          --          --          --
 10. Total distributions                                         (1.13)      (1.10)      (0.74)      (0.40)
 11. NET ASSET VALUE, END OF PERIOD                              $10.45      $10.85      $11.78      $10.83
 12. Total return*                                                6.85%       1.26%      15.98%      12.40%
 13. Net assets, end of period (in thousands)                    $1,620      $2,977      $2,914        $783
 14. Average net assets for the period (in thousands)            $2,448      $3,281      $1,565        $459
 15. Ratio of gross expenses to average net assets**              1.00%(2)    1.00%(2)    1.00%(2)    1.01%(2)
 16. Ratio of net expenses to average net assets**                1.00%       1.00%       1.00%       1.00%
 17. Ratio of net investment income to average net assets**       8.41%       7.76%       7.98%       5.74%
 18. Portfolio turnover rate**                                     554%        301%        299%        301%
------------------------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year.
(1) May 1, 1996 (inception) through December 31, 1996.
(2) The ratio was 4.92% in 1999, 2.11% in 1998, 3.27% in 1997 and 6.29% in 1996
    before waiver of certain fees incurred by the Portfolio.

 16 Janus Aspen Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive

                                                Glossary of investment terms  17
          income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

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          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

                                                Glossary of investment terms  19
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

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                                                Explanation of rating categories

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

                                            Explanation of rating categories  21

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

 22 Janus Aspen Series

SECURITIES HOLDINGS BY RATING CATEGORY

          During the fiscal period ended December 31, 1999, the percentage of securities holdings for High-Yield Portfolio by rating category based upon a weighted monthly average was:

                 HIGH-YIELD PORTFOLIO
                 ----------------------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                                        0%
                 AA                                                                         0%
                 A                                                                          0%
                 BBB                                                                        0%
                 BB                                                                         5%
                 B                                                                         61%
                 CCC                                                                        4%
                 CC                                                                         0%
                 C                                                                          0%
                 Not rated                                                                  7%
                 Preferred Stock                                                            1%
                 Cash and Options                                                          22%
                 TOTAL                                                                    100%
                ----------------------------------------------------------------------------------------

                                            Explanation of rating categories  23

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[JANUS LOGO]

        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Portfolio.

The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review the Portfolio's Statement of Additional Information at the Public Reference Room of the SEC or get text only copies for a fee, by writing to or calling the Public Reference Room, Washington, D.C. 20549-6009 (1-800-SEC-0330). You may obtain the Statement of Additional Information for free from the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-7736